Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000001772 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	73.90%
C000001772 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000001772 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001772 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000001772 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000001772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000001772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000001774 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	73.90%
C000001774 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000001774 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001774 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000001774 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000001774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
C000001774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%